Deutsche Investment Management Americas Inc.
                                  One Beacon Street
                                  Boston, MA 02108

                                  November 12, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: Tax Free Money Fund Investment (the "Fund"), a series of DWS Advisor Funds (the "Trust") (Reg. Nos. 33-07404, 811-04760)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund's Institutional Shares pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 163 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on November 10, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                    Very truly yours,


                                    /s/Scott D. Hogan
                                    Scott D. Hogan
                                    Vice President
                                    Deutsche Investment Management Americas Inc.

cc:      Mary Carty, Esq., Willkie Farr & Gallagher